Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Prepaid insurance	$ 832	$ 410
Prepaid inventory	175	87
Other	203	329
Current prepayments and other current assets	$ 1,210	$ 826